Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before taxes
	Year ended December 31
	2022	2021	2020
	U.S. dollars in thousands
Israel	(2,081)	(1,096)	-
Foreign	(126)	(465)	188

	(2,207)	(1,561)	188

Schedule of income tax expense (benefit)
	Year ended December 31
	2022	2021	2020
Current:	U.S. dollars in thousands
Israel	-	-	-
Foreign	12	94	126
Total current income tax expense	12	94	126
Deferred:
Israel	-	-	-
Foreign	(18)	(115)	(50)
Total deferred tax income	(18)	(115)	(50)
Total tax (benefit) expense	(6)	(21)	76

Schedule of statutory income tax rate to effective income tax rate
	December 31,
	2022	2021	2020
	U.S. dollars in thousands
Income (loss) before taxes on income	(2,201)	(1,561)	188
Statutory tax rate	23%	23%	23%
Tax (tax benefit) computed at the statutory tax rate	(506)	(359)	43
Increase (decrease) in taxes on income resulting from the following:
Tax rate differences applicable to subsidiaries	(110)	(78)	10
Tax losses and timing differences for which deferred taxes were not recognized	610	416	23
Taxes on income	(6)	(21)	76

Schedule of deferred taxes assets and liabilities
	Year ended December 31,
	2022	2021
	U.S. dollars in thousands
Deferred tax asset
Intangible assets	110	56
Operating lease right of use asset	32	-
Operating loss carryforward	890	172
Total deferred tax assets	1,032	228
Valuation allowance	(890)	(172)
Total deferred tax assets after valuation allowance	142	56

Deferred tax liabilities

Differences between tax basis and carrying value of loans	-	370
Operating lease liability	32	-
Total deferred tax liability	32	370

Net deferred tax assets (liabilities)	110	(314)